Shareholders' Equity (Details 2) - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) shares
Number of RSUs
Options outstanding, beginning balance	193,150
Granted	105,428
Vested	(52,724)
Cancelled and forfeited	(5,800)
Options outstanding, ending balance	240,054
Vested and expected to vest at December 31, 2017	240,054
Weighted average remaining contractual term (in years)
Options outstanding, beginning balance, Weighted average remaining contractual term (in years)	2 years 7 days
Options outstanding, ending balance, Weighted average remaining contractual term (in years)	1 year 8 months 26 days
Vested and expected to vest at December 31, 2017	1 year 8 months 26 days
Aggregate intrinsic value
Outstanding, beginning balance | $	$ 3,438
Outstanding, ending balance | $	4,765
Vested and expected to vest at December 31, 2017 | $	$ 4,765